Consolidated Statements of Operations In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Net revenues
Sales of PV modules	$ 1,860,129	12,276,854	7,158,441	7,445,790
Sales of PV systems	8,585	56,662	50,197	27,584
Other revenues	25,223	166,471	46,231	79,641
Total net revenues	1,893,937	12,499,987	7,254,869	7,553,015
Cost of revenues
Cost of PV modules sales	1,232,002	8,131,218	5,458,284	5,713,605
Cost of PV systems sales	7,453	49,190	39,851	19,241
Cost of other revenues	25,272	166,794	42,361	52,953
Total cost of revenues	1,264,727	8,347,202	5,540,496	5,785,799
Gross profit	629,210	4,152,785	1,714,373	1,767,216
Operating expenses
Selling expenses	118,219	780,244	347,545	294,895
General and administrative expenses	70,836	467,516	410,101	261,989
Research and development expenses	20,837	137,525	184,332	57,249
Provision for (recovery of) doubtful accounts receivable	(1,985)	(13,098)	322,668	(217)
Impairment of intangible asset			131,177
Total operating expenses	207,907	1,372,187	1,395,823	613,916
Income from operations	421,303	2,780,598	318,550	1,153,300
Other income (expense)
Equity in losses of affiliates, net	(95)	(628)	(2,769)	(2,174)
Interest expense	(66,365)	(438,011)	(376,336)	(162,131)
Interest income	2,423	15,992	6,321	12,739
Foreign currency exchange gains (losses)	(51,245)	(338,216)	38,389	(66,286)
Loss on debt extinguishment			(244,744)
Loss from revaluation of embedded derivative			(231,345)
Other income	1,782	11,764	7,373	6,090
Earnings (loss) before income taxes	307,803	2,031,499	(484,561)	941,538
Income tax benefit (expense)	(50,524)	(333,466)	31,831	5,588
Net income (loss)	257,279	1,698,033	(452,730)	947,126
Less: Earnings attributable to the noncontrolling interests	(47,160)	(311,257)	(78,865)	(293,300)
Net income (loss) attributable to Yingli Green Energy	$ 210,119	1,386,776	(531,595)	653,826
Basic earnings (loss) per ordinary share	$ 1.39	9.15	(3.83)	5.13
Diluted earnings (loss) per ordinary share	$ 1.34	8.86	(3.83)	5.05